AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 15, 2011.

No. 333-138490

No. 811-21977

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 249	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940
Amendment No. 250	☒

(Check appropriate box or boxes)

POWERSHARES EXCHANGE-TRADED FUND TRUST II

(Exact Name of Registrant as Specified in Charter)

301 West Roosevelt Road

Wheaton, IL 60187

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (800) 983-0903

Andrew Schlossberg	With a copy to:
301 West Roosevelt Road	Alan P. Goldberg
Wheaton, IL 60187	K&L Gates LLP
(Name and Address of Agent for Service)	70 W. Madison St.
Suite 3100
Chicago, IL 60602

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.

☒	on October 15, 2011 pursuant to paragraph (b) of Rule 485.

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐	on [date] pursuant to paragraph (a) of Rule 485.

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐	on [date] pursuant to paragraph (a) of Rule 485.

EXPLANATORY NOTE

This Post-Effective Amendment No. 249 (the “Amendment”) to the Registration Statement on Form N-1A for PowerShares Exchange-Traded Fund Trust II (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating October 15, 2011 as the new effective date for Post-Effective Amendment No. 141 to the Trust’s Registration Statement, which was filed on March 30, 2010 pursuant to Rule 485(a) under the Securities Act.  This Amendment relates solely to PowerShares Aggregate Bond Portfolio, PowerShares 1-20 Laddered Treasury Portfolio, PowerShares 1-10 Laddered Treasury Portfolio and PowerShares 1-5 Laddered Treasury Portfolio, each a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 141 to the Trust’s Registration Statement and the information contained in Part C of Post-Effective Amendment No. 229 to the Trust’s Registration Statement, filed on July 8, 2011.

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SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois, on the 15th day of September, 2011.

PowerShares Exchange-Traded Fund Trust II

By:	/s/ Andrew Schlossberg
Title: Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Andrew Schlossberg	President	September 15, 2011
Andrew Schlossberg

/s/ Sheri Morris	Treasurer	September 15, 2011
Sheri Morris

/s/ Anna Paglia	Secretary	September 15, 2011
Anna Paglia

*/s/ H. Bruce Bond	Chairman and Trustee	September 15, 2011
H. Bruce Bond

*/s/ Ronn R. Bagge	Trustee	September 15, 2011
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	September 15, 2011
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	September 15, 2011
Kevin M. Carome

*/s/ Marc M. Kole	Trustee	September 15, 2011
Marc M. Kole

*/s/ Philip M. Nussbaum	Trustee	September 15, 2011
Philip M. Nussbaum

*/s/ Donald H. Wilson	Trustee	September 15, 2011
Donald H. Wilson

*By: /s/ Anna Paglia		September 15, 2011
Anna Paglia
Attorney-In-Fact

* Anna Paglia signs pursuant to powers of attorney filed herewith.

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September 15, 2011

BY EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

PowerShares Exchange-Traded Fund Trust II

1933 Act Registration No. 333-138490

1940 Act Registration No. 811-21977

Ladies and Gentlemen:

On behalf of PowerShares Exchange-Traded Fund Trust II (the “Trust”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”) post-effective amendment no. 249 to the Trust’s registration statement under the Securities Act, which is also amendment no. 250 to its registration statement under the 1940 Act (the “Amendment”).  This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act, designating a new effective date of October 15, 2011.

We have advised the Trust in connection with the preparation of the Amendment, and in that connection we have reviewed the Amendment.  In accordance with Rule 485(b)(4), we confirm that in our judgment the Amendment does not contain any disclosure that would render the Amendment ineligible to become effective pursuant to Rule 485(b).

Sincerely,

/s/ K&L GATES LLP